Related party transactions	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Related party transactions [Text Block]

17) Related party transactions

In accordance with IAS 24, key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company directly or indirectly, including any directors (executive and non-executive) of the Company. Their remuneration was as follows:

	Year ended
	December 31, 2023	December 31, 2022
Short-term benefits	$2,646	$3,499
Share-based payments	595	2,285
Total	$3,241	$5,784

Refer to note 19 for additional commitments with management.